Staff costs and Directors' remuneration - Summary of Average Number of Employees (Detail) - Costs by employer [member] - Employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	25,880	22,328	28,812
Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	7,047	6,013	8,146
Costs are borne by the System Fund [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	5,655	4,508	4,686
Costs are reimbursed [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	13,178	11,807	15,980
Americas [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,556	1,481	1,931
EMEAA [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	3,711	2,808	4,088
Greater China [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	336	299	314
Central [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,444	1,425	1,813